Leases	9 Months Ended
Sep. 30, 2024
Leases [Abstract]
LEASES

NOTE 8 — LEASES

The Company leases both office space and warehouse space for its operations. Lease maturities vary from 2 to 5 years. These leases are viewed and recorded as operating leases and as such periodic payments (monthly) are expensed according to the period for which payment is made.

Operating lease costs recorded in general and administrative expenses in the condensed consolidated statements of operations were $133,892 and $163,475 for the three months ended September 30, 2024, and 2023, respectively and $461,822 and $436,205 for the nine months ended September 30, 2024, and 2023, respectively.

The Company also leases multiple vehicles for its operations. The leases on vehicles generally have a 5-year term and are recorded as finance leases.

Finance lease costs recorded in depreciation and amortization in the consolidated statements of operations were $34,118 for the three months ended September 30, 2024, and 2023. Finance lease costs recorded in depreciation and amortization in the consolidated statements of operations were $102,354 and $64,762 for the nine months ended September 30, 2024, and 2023, respectively. Finance lease costs recorded in interest expense in the consolidated statements of operations were $12,672 and $15,460 for the three months ended September 30, 2024, and 2023, respectively. Finance lease costs recorded in interest expense in the consolidated statements of operations were $40,167 and $29,718 for the nine months ended September 30, 2024, and 2023, respectively.

The following amounts were recorded in the Company’s balance sheet relating to its operating and finance lease and other supplemental information:

	September 30, 2024	December 31, 2023
Operating lease ROU assets	$1,402,462	$1,135,668
Finance lease ROU assets	481,130	583,484

Current operating lease liabilities	576,890	539,599
Current finance lease liabilities	127,341	118,416
Non-current operating lease liabilities	909,468	636,414
Non-current finance lease liabilities	382,618	479,271
Total lease liabilities	$1,996,317	$1,773,700

Other supplemental information:
Weighted average remaining lease term (years)
Operating leases	2.57	2.86
Finance leases	3.53	4.28
Weighted average discount rate
Operating leases	4.90%	4.26%
Finance leases	9.76%	9.75%

The following tables present the maturity analysis of operating and finance lease liabilities as of September 30, 2024:

Operating leases

Years	Operating Leases
2024	$162,320
2025	611,775
2026	552,748
2027	200,061
2028	58,565
Total lease payments	1,585,469
Less interest	99,111
Present value of lease liabilities	1,486,358

Finance leases

Years	Finance Leases
2024	$42,869
2025	171,476
2026	171,476
2027	171,476
2028	47,607
Total lease payments	604,904
Less interest	94,945
Present value of lease liabilities	509,959

The Company has deposited security payments related to the facility leases of $80,794 included in the accompanying condensed consolidated balance sheets as other assets.